Schedule of Investments (unaudited) January 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings Inc., 2.25%, 12/15/23	$1,025	$2,086,972

Airlines — 0.2%
GOL Equity Finance SA, 3.75%, 07/15/24(a)	1,050	1,141,266

Auto Manufacturers — 5.6%
NIO Inc., 4.50%, 02/01/24(a)	2,550	1,456,580
Tesla Inc.
1.25%, 03/01/21	3,850	7,091,238
2.00%, 05/15/24	5,665	12,459,827
2.38%, 03/15/22	2,700	5,556,735

		26,564,380

Auto Parts & Equipment — 0.2%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	975	1,013,980

Banks — 0.8%
Bank of America Finance LLC, 0.25%, 05/01/23	810	854,129
Barclays Bank PLC, 0.00% 02/04/25(b)	1,500	1,577,730
Deutsche Bank AG/London, 1.00%, 05/01/23	1,025	1,080,196
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	300	318,195

		3,830,250

Beverages — 0.2%
Luckin Coffee Inc., 0.75%, 01/15/25(a)	1,000	877,220

Biotechnology — 4.9%
AMAG Pharmaceuticals Inc., 3.25%, 06/01/22	625	528,350
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	1,250	1,330,150
1.50%, 10/15/20	1,265	1,349,477
Emergent BioSolutions Inc., 2.88%, 01/15/21	420	407,140
Exact Sciences Corp.
0.38%, 03/15/27	2,225	2,506,173
1.00%, 01/15/25	1,125	1,635,075
Halozyme Therapeutics Inc., 1.25%, 12/01/24 (Call 12/01/22)(a)	1,566	1,638,302
Illumina Inc.
0.00%, 08/15/23(b)	2,385	2,521,804
0.50%, 06/15/21	1,450	1,812,253
Insmed Inc., 1.75%, 01/15/25	1,090	1,021,156
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	1,395	1,337,931
Ionis Pharmaceuticals Inc.
0.13%, 12/15/24(a)	1,825	1,824,927
1.00%, 11/15/21	750	846,915
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	1,750	1,486,782
Novavax Inc., 3.75%, 02/01/23	1,125	603,967
PTC Therapeutics Inc., 1.50%, 09/15/26(a)	900	1,090,017
Radius Health Inc., 3.00%, 09/01/24	625	520,550
Retrophin Inc., 2.50%, 09/15/25	825	664,422

		23,125,391

Building Materials — 0.1%
Cemex SAB de CV, 3.72%, 03/15/20	645	645,884

Commercial Services — 2.6%
Cardtronics Inc., 1.00%, 12/01/20	650	683,865
Chegg Inc.
0.13%, 03/15/25(a)	2,575	2,758,932
0.25%, 05/15/23	1,000	1,612,210
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/21/26)(a)	2,030	2,425,931
FTI Consulting Inc., 2.00%, 08/15/23	925	1,218,003

Security	Par (000)	Value

Commercial Services (continued)
Macquarie Infrastructure Corp., 2.00%, 10/01/23	$955	$914,776
Square Inc., 0.50%, 05/15/23	2,350	2,827,426

		12,441,143

Computers — 2.8%
CyberArk Software Ltd., 0.00% 11/15/24(a)(b)	1,788	1,996,052
Insight Enterprises Inc., 0.75%, 02/15/25(a)	750	848,475
Lumentum Holdings Inc.
0.25%, 03/15/24	1,495	2,127,131
Series QIB, 0.50%, 12/15/26(a)	3,025	3,194,158
Pure Storage Inc., 0.13%, 04/15/23	1,400	1,409,170
Western Digital Corp., 1.50%, 02/01/24	3,432	3,427,435

		13,002,421

Diversified Financial Services — 1.3%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	1,850	1,994,540
LendingTree Inc., 0.63%, 06/01/22	775	1,237,791
PRA Group Inc.
3.00%, 08/01/20	650	649,344
3.50%, 06/01/23	1,300	1,333,605
Qudian Inc., 1.00%, 07/01/26(a)	1,400	833,658

		6,048,938

Electric — 0.4%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	1,482	1,629,444

Electronics — 1.6%
Fortive Corp., 0.88%, 02/15/22(a)	4,110	4,139,017
II VI Inc., 0.25%, 09/01/22	949	969,185
OSI Systems Inc., 1.25%, 09/01/22	775	792,135
Vishay Intertechnology Inc., 2.25%, 06/15/25	1,698	1,691,565

		7,591,902

Energy – Alternate Sources — 0.7%
NextEra Energy Partners LP, 1.50%, 09/15/20(a)	1,050	1,136,887
SunPower Corp.
0.88%, 06/01/21	840	807,786
4.00%, 01/15/23	1,475	1,302,307

		3,246,980

Engineering & Construction — 0.6%
Dycom Industries Inc., 0.75%, 09/15/21	1,165	1,125,308
KBR Inc., 2.50%, 11/01/23(a)	1,300	1,591,278

		2,716,586

Entertainment — 0.4%
Live Nation Entertainment Inc., 2.50%, 03/15/23	1,700	2,021,912

Health Care – Products — 3.1%
CONMED Corp., 2.63%, 02/01/24(a)	1,375	1,766,710
Insulet Corp.
0.38%, 09/01/26(a)	1,375	1,542,269
1.38%, 11/15/24	1,728	3,666,522
NuVasive Inc., 2.25%, 03/15/21	1,815	2,391,426
Repligen Corp., 0.38%, 07/15/24	1,250	1,393,150
Wright Medical Group Inc., 1.63%, 06/15/23	1,925	2,016,495
Wright Medical Group NV, 2.25%, 11/15/21	1,400	2,010,064

		14,786,636

Health Care – Services — 0.9%
Invitae Corp., 2.00%, 09/01/24(a)	800	795,864
Teladoc Health Inc.
1.38%, 05/15/25	710	1,443,537
3.00%, 12/15/22	850	2,026,680

		4,266,081

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies – Diversified — 0.7%
Ares Capital Corp.
3.75%, 02/01/22	$1,265	$1,311,248
4.63%, 03/01/24	1,125	1,203,885
Prospect Capital Corp., 4.95%, 07/15/22 (Call 04/15/22)	700	724,850

		3,239,983

Home Builders — 0.2%
Winnebago Industries Inc., 1.50%, 04/01/25(a)	1,000	1,103,960

Insurance — 1.0%
AXA SA, 7.25%, 05/15/21(a)	2,425	2,719,856
MGIC Investment Corp., 9.00%, 04/01/63(a)	1,400	1,892,366

		4,612,222

Internet — 18.7%
8x8 Inc., 0.50%, 02/01/24(a)	825	832,334
Baozun Inc., 1.63%, 05/01/24(a)	775	708,490
Booking Holdings Inc.
0.35%, 06/15/20	2,750	3,826,570
0.90%, 09/15/21	3,555	3,901,790
Etsy Inc.
0.00%, 03/01/23(b)	1,325	1,985,380
0.13%, 10/01/26(a)	1,850	1,727,234
FireEye Inc.
0.88%, 06/01/24	2,021	2,012,148
Series B, 1.63%, 06/01/35 (Call 06/01/22)	1,075	1,038,117
IAC Financeco 2 Inc., 0.88%, 06/15/26(a)	1,900	2,095,301
IAC Financeco 3 Inc., 2.00%, 01/15/30(a)	1,750	2,016,805
IAC FinanceCo Inc., 0.88%, 10/01/22(a)	1,600	2,682,144
iQIYI Inc.
2.00%, 04/01/25(a)	3,845	3,915,748
3.75%, 12/01/23	1,975	2,277,294
JOYY Inc.
0.75%, 06/15/25(a)	1,355	1,298,876
1.38%, 06/15/26(a)	1,600	1,532,720
MercadoLibre Inc., 2.00%, 08/15/28	2,775	4,654,952
Momo Inc., 1.25%, 07/01/25	2,278	2,092,206
Okta Inc., 0.13%, 09/01/25(a)	3,175	3,217,990
Palo Alto Networks Inc., 0.75%, 07/01/23	4,845	5,382,504
Pinduoduo Inc., 0.00% 10/01/24(a)(b)	3,150	3,476,844
Proofpoint Inc., 0.25%, 08/15/24(a)	3,114	3,307,971
Q2 Holdings Inc., 0.75%, 06/01/26(a)	650	782,509
Snap Inc., 0.75%, 08/01/26(a)	3,900	4,354,896
Trip.com Group Ltd.
1.00%, 07/01/20	2,150	2,129,059
1.99%, 07/01/25	1,325	1,369,467
Twitter Inc.
0.25%, 06/15/24	3,380	3,316,693
1.00%, 09/15/21	2,935	2,865,851
Wayfair Inc.
0.38%, 09/01/22	1,450	1,603,439
1.00%, 08/15/26(a)	2,575	2,341,988
1.13%, 11/01/24	1,575	1,684,604
Weibo Corp., 1.25%, 11/15/22	2,600	2,476,916
Wix.com Ltd., 0.00% 07/01/23(b)	1,454	1,800,692
Zendesk Inc., 0.25%, 03/15/23	1,693	2,522,942
Zillow Group Inc.
0.75%, 09/01/24(a)	1,900	2,342,548
1.38%, 09/01/26(a)	1,700	2,102,747
1.50%, 07/01/23	925	907,804

Security	Par (000)	Value

Internet (continued)
2.00%, 12/01/21	$1,365	$1,534,874

		88,120,447

Iron & Steel — 0.7%
Allegheny Technologies Inc., 4.75%, 07/01/22	800	1,121,448
Cleveland-Cliffs Inc., 1.50%, 01/15/25	1,015	1,078,864
United States Steel Corp., 5.00%, 11/01/26(a)	1,075	1,058,036

		3,258,348

Lodging — 1.7%
Caesars Entertainment Corp., 5.00%, 10/01/24	3,400	6,562,680
Huazhu Group Ltd., 0.38%, 11/01/22	1,240	1,313,706

		7,876,386

Machinery — 0.2%
Chart Industries Inc., 1.00%, 11/15/24(a)	800	1,014,512

Media — 5.0%
DISH Network Corp.
2.38%, 03/15/24	2,555	2,351,137
3.38%, 08/15/26	8,715	8,473,159
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	1,025	1,591,722
Liberty Latin America Ltd., 2.00%, 07/15/24(a)	1,600	1,591,264
Liberty Media Corp.
1.38%, 10/15/23	2,550	3,436,354
2.13%, 03/31/48 (Call 04/07/23)(a)	1,075	1,128,428
2.25%, 12/01/48 (Call 12/02/21)(a)	1,275	1,476,654
2.75%, 12/01/49 (Call 12/01/24)(a)	1,800	1,877,580
Liberty Media Corp-Liberty Formula One, 1.00%, 01/30/23	1,400	1,878,548

		23,804,846

Oil & Gas — 1.6%
Chesapeake Energy Corp., 5.50%, 09/15/26	3,065	1,347,987
Ensco Jersey Finance Ltd., 3.00%, 01/31/24	2,315	1,511,186
Nabors Industries Inc., 0.75%, 01/15/24	1,600	1,115,168
Oasis Petroleum Inc., 2.63%, 09/15/23	830	580,411
Transocean Inc., 0.50%, 01/30/23	2,875	2,412,297
Whiting Petroleum Corp., 1.25%, 04/01/20	629	620,206

		7,587,255

Pharmaceuticals — 5.7%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24(a)	800	876,424
Aphria Inc., 5.25%, 06/01/24(a)	750	546,278
Aurora Cannabis Inc., 5.50%, 02/28/24(a)	750	445,515
Clovis Oncology Inc., 1.25%, 05/01/25(c)	650	415,955
Dermira Inc., 3.00%, 05/15/22	650	659,919
DexCom Inc.
0.75%, 05/15/22	1,140	2,781,634
0.75%, 12/01/23	2,925	4,645,046
Herbalife Nutrition Ltd., 2.63%, 03/15/24	1,625	1,560,390
Horizon Pharma Investment Ltd., 2.50%, 03/15/22	1,225	1,570,376
Jazz Investments I Ltd.
1.50%, 08/15/24	2,300	2,292,824
1.88%, 08/15/21	1,250	1,271,138
Neurocrine Biosciences Inc., 2.25%, 05/15/24	1,800	2,607,462
Pacira BioSciences Inc., 2.38%, 04/01/22	1,375	1,409,444
Sarepta Therapeutics Inc., 1.50%, 11/15/24	1,700	3,004,546
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	900	820,215
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26 (Call 03/11/20)	1,635	1,565,545
Tilray Inc., 5.00%, 10/01/23	1,025	582,702

		27,055,413

Pipelines — 0.3%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 03/15/20)	1,500	1,174,695

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts — 3.0%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	$1,350	$1,358,424
Arbor Realty Trust Inc., 4.75%, 11/01/22(a)	475	477,551
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	1,300	1,403,584
Colony Capital Inc., 3.88%, 01/15/21	840	840,000
Extra Space Storage LP, 3.13%, 10/01/35 (Call 09/05/20)(a)	1,725	2,098,859
IH Merger Sub LLC, 3.50%, 01/15/22	975	1,360,554
iStar Inc., 3.13%, 09/15/22	915	1,036,759
Spirit Realty Capital Inc., 3.75%, 05/15/21	1,450	1,522,746
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	1,000	1,049,340
Two Harbors Investment Corp., 6.25%, 01/15/22	810	847,657
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	1,354	1,074,467
VEREIT Inc., 3.75%, 12/15/20	950	961,571

		14,031,512

Retail — 1.1%
Guess? Inc., 2.00%, 04/15/24(a)	700	758,828
RH
0.00%, 07/15/20(b)	650	1,143,636
0.00%, 06/15/23(b)	1,119	1,392,719
0.00%, 09/15/24(a)(b)	1,400	1,628,214

		4,923,397

Semiconductors — 9.3%
Advanced Micro Devices Inc., 2.13%, 09/01/26	850	5,024,290
Cree Inc., 0.88%, 09/01/23	1,925	2,055,207
Cypress Semiconductor Corp., 4.50%, 01/15/22	875	1,519,945
Inphi Corp., 0.75%, 09/01/21	691	996,484
Microchip Technology Inc.
1.63%, 02/15/25	5,400	10,824,192
1.63%, 02/15/27	5,950	7,921,770
2.25%, 02/15/37	1,940	2,648,449
ON Semiconductor Corp.
1.00%, 12/01/20	2,035	2,666,664
1.63%, 10/15/23	1,650	2,200,061
Rovi Corp., 0.50%, 03/01/20	790	786,808
Silicon Laboratories Inc., 1.38%, 03/01/22	1,250	1,502,138
Synaptics Inc., 0.50%, 06/15/22	1,950	2,182,206
Teradyne Inc., 1.25%, 12/15/23	1,475	3,138,948
Veeco Instruments Inc., 2.70%, 01/15/23	700	656,425

		44,123,587

Software — 19.3%
Akamai Technologies Inc.
0.13%, 05/01/25	3,475	4,005,042
0.38%, 09/01/27(a)	3,275	3,360,052
Allscripts Healthcare Solutions Inc., 1.25%, 07/01/20	750	745,935
Alteryx Inc.
0.50%, 08/01/24(a)	1,025	1,097,683
1.00%, 08/01/26(a)	1,025	1,104,038
Atlassian Inc., 0.63%, 05/01/23	3,000	5,572,350
Avaya Holdings Corp., 2.25%, 06/15/23	971	876,891
Bilibili Inc., 1.38%, 04/01/26(a)	1,545	1,732,810
Blackline Inc., 0.13%, 08/01/24(a)	1,550	1,669,133
Coupa Software Inc., 0.13%, 06/15/25(a)	2,365	2,969,187
DocuSign Inc., 0.50%, 09/15/23	1,697	2,180,764
Envestnet Inc., 1.75%, 06/01/23	1,025	1,321,153
Everbridge Inc., 0.13%, 12/15/24(a)	1,375	1,459,741
Five9 Inc., 0.13%, 05/01/23	750	1,359,367
Guidewire Software Inc., 1.25%, 03/15/25	1,375	1,634,847
HubSpot Inc., 0.25%, 06/01/22	1,250	2,424,100
j2 Global Inc.
1.75%, 11/01/26(a)	1,825	1,878,819

Security	Par/ Shares (000)	Value

Software (continued)
3.25%, 06/15/29 (Call 06/20/21)	$1,000	$1,475,190
MongoDB Inc., 0.25%, 01/15/26(a)	3,200	3,450,368
New Relic Inc., 0.50%, 05/01/23	1,550	1,520,271
Nice Systems Inc., 1.25%, 01/15/24	780	1,639,451
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	1,990	2,066,834
1.25%, 04/01/25	975	1,124,936
1.50%, 11/01/35 (Call 11/05/21)	600	654,312
Nutanix Inc., 0.00% 01/15/23(b)	1,559	1,586,080
Pluralsight Inc., 0.38%, 03/01/24(a)	1,710	1,551,842
RealPage Inc., 1.50%, 11/15/22	925	1,366,863
RingCentral Inc., 0.00% 03/15/23(b)	1,400	3,546,018
SailPoint Technologies Holding Inc., 0.13%, 09/15/24(a)	1,125	1,268,066
Sea Ltd.
1.00%, 12/01/24(a)	3,575	4,150,611
2.25%, 07/01/23	1,406	3,329,605
ServiceNow Inc., 0.00% 06/01/22(b)	2,525	6,317,499
Splunk Inc.
0.50%, 09/15/23	3,948	4,824,890
1.13%, 09/15/25	2,422	3,064,702
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26(a)	1,103	1,223,481
Twilio Inc., 0.25%, 06/01/23	1,575	2,879,919
Verint Systems Inc., 1.50%, 06/01/21	990	1,083,149
Workday Inc., 0.25%, 10/01/22	3,550	4,859,950
Workiva Inc., 1.13%, 08/15/26(a)	700	659,617
Zynga Inc., 0.25%, 06/01/24(a)	1,936	1,986,762

		91,022,328

Telecommunications — 1.8%
GCI Liberty Inc., 1.75%, 09/30/46 (Call 10/05/23)(a)	1,350	1,951,371
GDS Holdings Ltd., 2.00%, 06/01/25	700	846,034
Infinera Corp., 2.13%, 09/01/24	1,425	1,463,361
Intelsat SA, 4.50%, 06/15/25	1,250	538,187
InterDigital Inc., 2.00%, 06/01/24(a)	1,085	1,082,515
Viavi Solutions Inc., 1.00%, 03/01/24	1,375	1,705,564
Vonage Holdings Corp., 1.75%, 06/01/24(a)	995	941,081

		8,528,113

Transportation — 0.4%
Air Transport Services Group Inc., 1.13%, 10/15/24	500	475,240
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	725	601,591
Golar LNG Ltd., 2.75%, 02/15/22	1,040	899,215

		1,976,046

Trucking & Leasing — 0.1%
Greenbrier Companies Inc. (The), 2.88%, 02/01/24	590	548,429

Total Convertible Bonds — 97.6% (Cost: $424,249,991)		461,038,865

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	468	468,004

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	7,277	$7,277,000

		7,745,004

Total Short-Term Investments — 1.6% (Cost: $7,744,958)		7,745,004

Total Investments in Securities — 99.2% (Cost: $431,994,949)		468,783,869

Other Assets, Less Liabilities — 0.8%		3,706,500

Net Assets — 100.0%		$472,490,369

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	468	468	$468,004	$236	(b)	$4		$46
BlackRock Cash Funds: Treasury, SL Agency Shares	3,309	3,968	7,277	7,277,000	13,141		—		—

				$7,745,004	$13,377		$4		$46

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible Bonds	$—	$461,038,865	$—	$461,038,865
Money Market Funds	7,745,004	—	—	7,745,004

	$7,745,004	$461,038,865	$—	$468,783,869

4